CONVERTIBLE NOTES (Details Narrative)																																											1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2022 USD ($) shares	Sep. 08, 2022 USD ($) shares	Aug. 18, 2022 USD ($) shares	Jul. 19, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 21, 2022 USD ($) shares	Jun. 14, 2022 USD ($) shares	Jun. 06, 2022 USD ($) shares	May 17, 2022 USD ($) shares	Apr. 29, 2022 USD ($) shares	Apr. 14, 2022 USD ($) shares	Apr. 11, 2022 USD ($)	Feb. 16, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 21, 2022 USD ($) shares	Jan. 18, 2022 USD ($) $ / shares	Dec. 21, 2021 USD ($) shares	Dec. 06, 2021 USD ($) shares	Nov. 22, 2021 USD ($) shares	Nov. 10, 2021 USD ($) shares	Oct. 25, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Oct. 04, 2021 USD ($) shares	Sep. 20, 2021 USD ($) shares	Sep. 14, 2021 USD ($) shares	Sep. 08, 2021 USD ($) shares	Aug. 30, 2021 USD ($) shares	Aug. 23, 2021 USD ($) shares	Aug. 16, 2021 USD ($) shares	Jul. 29, 2021 USD ($) shares	Jul. 20, 2021 USD ($) shares	Jul. 06, 2021 USD ($) shares	Jun. 23, 2021 USD ($) shares	Jun. 20, 2021 USD ($) shares	Jun. 07, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 26, 2021 USD ($) shares	Apr. 23, 2021 USD ($) shares	Apr. 22, 2021 USD ($)	Apr. 06, 2021 USD ($)	Mar. 25, 2021 USD ($) $ / shares shares	Dec. 11, 2020 USD ($) $ / shares shares	Jun. 17, 2022 shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 11, 2021 $ / shares	Jul. 08, 2021 USD ($)	Jun. 06, 2016
Debt Instrument [Line Items]
Debt Instrument, interest rate																																																3.00%			3.00%
Proceeds from convertible note payable, net of original issue discount																																													$ 2,990,000	$ 3,670,000	$ 3,670,000	$ 950,000
Number of warrants issued | shares																																									8,000,000	3,125,000						3,125,000
Warrants term																																									5 years	5 years		5 years	5 years			5 years	5 years
Fair value of warrants																$ 1,071,437																									$ 3,359,716	$ 2,599,066						$ 2,599,066
Debt instrument, discount																																												$ 398,600	$ 398,600		246,577	949,945
Debt issuance costs																																												$ 625,003	$ 625,003
Debt face amount																																																		$ 180,244
Accrued interest																																															$ 53,671	$ 36,562
Class of warrant issued | shares																																												16,785,714	16,785,714
Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, principal value	$ 150,000	$ 150,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 150,000		$ 250,000	$ 250,000	$ 250,000		$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 100,000	$ 200,000	$ 200,000	$ 100,000	$ 200,000	$ 250,000	$ 250,000	$ 100,000
Common shares issued for debt conversion, shares | shares	3,605,259	3,396,898	4,325,913	4,364,987	3,401,877	3,393,979	2,902,922	3,549,793	3,628,325	4,272,417	2,358,380		3,924,443	4,569,059	3,935,417		5,874,062	5,175,822	3,561,885	3,528,221	3,043,955	4,205,118	2,957,622	4,138,369	2,936,668	4,311,269	2,284,808	3,454,203	2,277,273	3,101,546	1,664,823	2,343,919	2,422,195	1,664,823	2,431,506	2,058,686	2,063,391	836,574					3,628,325
Accrued interest													$ 1,164	$ 42,877	$ 2,260		$ 35,479	$ 1,027	$ 1,603	$ 5,342	$ 1,205	$ 5,671	$ 2,301	$ 4,095	$ 2,630	$ 6,521	$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 60,822	$ 7,671	$ 10,247	$ 60,822	$ 25,644	$ 3,630	$ 3,178	$ 1,644
Interest payable	$ 2,863	$ 4,219	$ 7,644	$ 6,027	$ 3,425	$ 3,068	$ 60,822	$ 5,178	$ 5,726	$ 5,918	$ 1,644		$ 1,164	$ 42,877	$ 2,260
Fair value of shares issued																																				$ 338,654
Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price | $ / shares																																												$ 0.001	$ 0.001		$ 0.001	$ 0.001
Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage | $ / shares																0.08																									0.15	0.14							0.14
Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage | $ / shares																																									0.25	0.16							0.16
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrants term																5 years																									5 years	5 years
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																124.10																									100.76	60.64							60.64
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																0																									0	0							0
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																0.58																									0.07	0.10							0.10
Unsecured Convertible Note [Member]
Debt Instrument [Line Items]
Original issue discount																																															$ 1,000,000
Unsecured Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of convertible securities												$ 1,500,000				$ 1,500,000																										$ 1,000,000			$ 1,500,000
Debt Instrument, interest rate												10.00%				10.00%																										10.00%
Percentage of original issue discount																																										5.00%
Original issue discount																$ 10,000																										$ 50,000
Proceeds from convertible note payable, net of original issue discount																$ 1,490,000																										$ 950,000
Debt instrument, description												The note contains a discount to market feature, whereby, the lender can purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date				The note contains a discount to market feature, whereby, the lender can purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date																										The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date
Number of warrants issued | shares																																												12,000,000
Debt instrument, discount																																										$ 50,000
Debt issuance costs												$ 115,000				$ 115,000																									$ 330,000	86,000					$ 330,000	$ 86,000
Warrant exercise price | $ / shares																																												$ 0.12	$ 0.12
Unsecured Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of warrants issued | shares																																												4,285,714
Warrant exercise price | $ / shares																																												$ 0.14	$ 0.14
Unsecured Convertible Note [Member] | First Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt Instrument, interest rate																																									10.00%
Debt instrument, description																																									The note contains a discount to market feature, whereby, the lender can purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date
Debt instrument, discount																																									$ 3,670,000	$ 1,000,000
Debt face amount																																									4,000,000
Debt conversion, principal value																																									$ 500,000
Debt instrument, maturity date																																									Mar. 25, 2022
Unsecured Convertible Note [Member] | Secound Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, principal value																																								$ 500,000
Unsecured Convertible Note [Member] | Third Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, principal value																																							$ 3,000,000